Average Annual Total Returns - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - Select Banking Portfolio	Apr. 29, 2025
Select Banking Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	30.11%
Past 5 years	8.43%
Past 10 years	9.10%
Select Banking Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	28.75%
Past 5 years	6.87%
Past 10 years	7.30%
Select Banking Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	18.77%
Past 5 years	6.21%
Past 10 years	6.86%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
IXZ93
Average Annual Return:
Past 1 year	23.87%
Past 5 years	5.92%
Past 10 years	8.27%